RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from affiliated companies	$ 735	$ 309
Receivables from Affiliated Companies [Member]
Related Party Transaction [Line Items]
Receivables from affiliated companies	$ 735	$ 309
Receivables from Affiliated Companies [Member] | Melco Resorts' subsidiaries [Member]
Related Party Transaction [Line Items]
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from affiliated companies	$ 285	$ 309
Receivables from Affiliated Companies [Member] | iRad [Member]
Related Party Transaction [Line Items]
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from affiliated companies	$ 450	$ 0